FINANCIAL RISK MANAGEMENT - MARKET RISK - FOREIGN CURRENCY RISK (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2014 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		¥ 1,160,515,000	¥ 1,359,656,000	¥ 2,220,803,000	$ 178,368		$ 208,975		¥ 1,665,057,000
Other receivables	[2]	275,107,000	301,280,000
Foreign exchange gains/losses on translation of HKD-denominated cash in banks		(7,304,000)	6,374,000	¥ 3,005,000
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency denominated monetary assets		¥ 32,863,000	115,842,000
Increase (decrease) of exchange rate		5.00%
Foreign exchange gains/losses on translation of HKD-denominated cash in banks		¥ 1,232,000	4,340,000
Currency risk [member] | HKD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		32,650,000	115,680,000
Other receivables		67,000	66,000
Currency risk [member] | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		¥ 146,000	¥ 96,000

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	(a) Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group. As of 31 December 2017, the input VAT with related invoices not been received or verified amounted to RMB122,190,000 (2016: RMB 156,072,000). Movements on the provision for impairment of other receivables are as follows: 2015 2016 2017 RMB’000 RMB’000 RMB’000 At 1 January 62,060 13,377 13,336 Provision for impairment loss 62 - - Reversal of impairment loss provision (7,699) (1) (3) Written-off (28,734) (40) (8) Elimination arising from business combination (12,312) - - At 31 December 13,377 13,336 13,325